Acquisitions of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
CRIC
Purchase price was allocated as follows:
Schedule of consideration transferred

Amount
$
Cash	113,124,632
Fair value of E-House ordinary shares issued *	252,106,323
Replacement of CRIC share options **	31,897,646
Total consideration	397,128,601

*            The fair value of E-House ordinary shares is based on the closing price of E-House shares as of April 20, 2012

**          As disclosed in Note 13, E-House issued the E-House replacement share options and restricted shares in connection with the Merger. The total fair value of the replacement awards was $54,787,620, of which $31,897,646 was attributable to pre-Merger services and included as a component of the consideration transferred in the Merger with the remainder allocated to post-Merger services and included in the Company’s compensation cost after the Merger. The amount attributable to the pre-Merger services was determined based on the fair value of the replacement awards on the date of Merger and a ratio of the pre-Merger services to the greater of the total service period or the original service period of the replacement awards.

Schedule of purchase price allocation
Amount
$
Non-controlling interest	254,656,627
Accumulated other comprehensive income	(6,989,208)
Additional paid-in capital	149,461,182
Total consideration	397,128,601

Firmway
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Cash	1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608	20 years
Liabilities assumed	(1,927)
Favorable lease term	5,264,862	20 years
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)
Total	12,000,000

Beijing Jiahua
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,775
Liabilities assumed	(468)
Customer relationship	3,307,686	7.3 years
Non-compete agreements	953,596	2.6 years
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)
Total	12,815,317

Beijing Shangtuo
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,827
Liabilities assumed	(928)
Customer relationship	983,494	7.3 years
Non-compete agreements	413,854	2.6 years
Goodwill	3,075,575
Deferred tax liabilities	(349,337)
Total	4,201,485